Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,050.00
Total Offset Amount	27,389.08
Net Fee	41,660.92
Narrative - Max Aggregate Offering Price	$ 500,000,000.00
Final Prospectus	true